STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - RETIREMENT SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ASSETS:
Cash and cash equivalents	$ 1,674,085,578
Investments at fair value	2,700,448,341	$ 3,981,178,891
RECEIVABLES:
Employee contributions		2,427,550
Employer contributions		1,511,376
Notes receivable from participants	100,370,163	91,408,250
Settlements pending		19,580
Transfer from Stericycle, Inc. 401(k) Retirement Plan	474,589,601
Other	41,491	98,056
Total receivables	575,001,255	95,464,812
NET ASSETS AVAILABLE FOR BENEFITS	$ 4,949,535,174	$ 4,076,643,703